Net Losses on Sales of Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales [Member]
Net losses on sales of loans [Line Items]
Net (losses)/gains on sales of loans	¥ 6,497,731	¥ 17,190,545	¥ 44,554,948